Defined Contribution Plan (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Expense from matching contributions	$ 244	$ 151	$ 712	$ 616